Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2019 and 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654
Available-for-sale debt investments	5,440	—	—	197	—	5,637

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	123,537	595	—	—	—	124,132	19,024
Available-for-sale debt investments	2,862	—	—	3	—	2,865	439

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	7,119	1,447	4,396	674
Gross unrealized losses (including impairment) (i)	(2,867)	(1,641)	(2,679)	(411)

Net unrealized gains (losses) on equity securities held	4,252	(194)	1,717	263
Net realized gains on equity securities sold	124	211	266	41

Total net gains recognized	4,376	17	1,983	304

(i)
Gross unrealized losses (downward adjustments excluding impairment) were RMB
2.4
 billion, RMB
863
 million and RMB
378
million (US$
58
million) for the years ended December 31, 2018, 2019 and 2020, respectively.

Equity Method Investments
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2019 (ii)	2020	2020
	RMB	RMB	US$
	(In millions)
Current assets	75,578	65,782	10,082
Non-current assets	127,505	132,417	20,294
Current liabilities	74,118	61,360	9,404
Non-current liabilities	25,134	36,558	5,603
Noncontrolling interests	2,047	1,566	240

	For the twelve months ended September 30, (i)
	2018 (ii)	2019 (ii)	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	29,944	34,958	21,704	3,326
Gross profit	24,019	27,627	16,838	2,581
Income (loss) from operations	3,302	4,271	(827)	(127)
Net income (loss)	2,807	3,764	(2,236)	(343)
Net income (loss) attributable to the investees	2,806	3,813	(2,243)	(344)

(i)	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
(ii)
Trip adopted ASC 606, on a fully retrospective basis, and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statements was immaterial, and prior period financial information of Trip was not restated.

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Due in 1 year	505	—	—
Due in 1 year through 5 years	10	1,587	244
Due in 5 years through 10 years	1,486	—	—
Not due at a single maturity date	1,969	1,020	156

Total	3,970	2,607	400

Summary Of Estimated Fair Value of Long-Term Held-To-Maturity Investments
The following table summarizes amortized cost of long-term held-to-maturity investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	496	9,690	1,485
Due in 2 years through 3 years	—	50	8

Total	496	9,740	1,493

Long Term Investments
Schedule of Investments at Amortized Cost and Fair Value
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2019 and 2020 are shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	11,769	—	—	2,195	(2,630)	11,334
Available-for-sale debt investments	3,913	—	—	138	(81)	3,970
Investments accounted for at fair value	1,309	—	—	597	(87)	1,819

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	8,419	—	—	7,342	(2,783)	12,978	1,989
Available-for-sale debt investments	2,804	—	—	166	(363)	2,607	400
Investments accounted for at fair value	1,580	—	—	885	(227)	2,238	343

Summary Of Estimated Fair Value of Long-Term Held-To-Maturity Investments
Long-term held-to-maturity investments classification as of December 31, 2019 and 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Long-term held-to-maturity investments	496	—	(5)	—	—	491

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term held-to-maturity investments	9,740	14	—	—	—	9,754	1,495

Summary of Break Down of Long Term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	11,334	12,978	1,989
Available-for-sale debt investment	3,970	2,607	400
Equity investments without readily determinable fair value	24,686	24,603	3,770
Equity method investments	27,105	24,067	3,688
Investments accounted for at fair value	1,819	2,238	343
Long-term held-to-maturity investments	496	9,740	1,493

Total long-term investments	69,410	76,233	11,683

Other Equity Method Investees Excluding Ctrip Com Member [Member]
Equity Method Investments	Financial information for the Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Current assets	86,713	96,713	14,822
Non-current assets	18,980	15,094	2,313
Current liabilities	65,450	73,842	11,317
Non-current liabilities	8,677	5,545	850
Noncontrolling interests	1,498	1,577	242

	For the twelve months ended September 30, (i)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	4,633	12,598	13,981	2,143
Gross profit	916	6,247	5,083	779
Loss from operations	(418)	(680)	(1,282)	(196)
Net loss	(372)	(638)	(832)	(128)
Net loss attributable to the investees	(352)	(933)	(891)	(137)

(i)	The Company adopted a one-quarter lag in reporting its share of losses in all of its equity investees.

Equity Method Investments
Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
The total carrying value of equity investments without readily determinable fair value held as of December 31, 2019 and 2020 were as follows:

	As of December 31, 2019	As of December 31, 2020	As of December 31, 2020
	RMB	RMB	US$
	(In millions)
Initial cost basis	21,211	19,725	3,023
Cumulative unrealized gains	5,636	8,113	1,243
Cumulative unrealized losses (including impairment)	(2,161)	(3,235)	(496)

Total carrying value	24,686	24,603	3,770